LEASING (Details)	12 Months Ended
	Dec. 31, 2022
Later than one year and not later than two years [member] | Initial Application [Member]
IfrsStatementLineItems [Line Items]
Annual rate	7.96%
Monthly rate	0.64%
Later than four years and not later than five years [member] | Initial Application [Member]
IfrsStatementLineItems [Line Items]
Annual rate	10.64%
Monthly rate	0.85%
Later than four years and not later than five years [member] | Period December 2021 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.43%	[1]
Monthly rate	0.52%	[1]
Six to twenty years [member] | Initial Application [Member]
IfrsStatementLineItems [Line Items]
Annual rate	13.17%
Monthly rate	1.04%
Up to three years [member]
IfrsStatementLineItems [Line Items]
Annual rate	6.87%
Monthly rate	0.56%
Three to four years [member]
IfrsStatementLineItems [Line Items]
Annual rate	7.33%
Monthly rate	0.59%
Four to twenty years [member]
IfrsStatementLineItems [Line Items]
Annual rate	8.08%
Monthly rate	0.65%
Six To Ten Years [Member] | Period December 2021 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.54%	[1]
Monthly rate	0.53%	[1]
Eleven To Fifteen Years [Member] | Period December 2021 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.58%	[1]
Monthly rate	0.54%	[1]
Sixteen To Thirty Years [Member] | Period December 2021 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.60%	[1]
Monthly rate	0.54%	[1]

[1]	Monthly the Company calculates the addition to the rate to be applied to the new contracts. For the purposes of publication, these are presented at the average rates used.